Deposit of Long-Term Investments (Details) - CNY (¥)	Jul. 02, 2025	Jun. 30, 2026	Jun. 30, 2025
Zhibao [Member]
Deposit of Long-Term Investments [Line Items]
Deposits aggregating		¥ 5,775,000
Zhonglian [Member]
Deposit of Long-Term Investments [Line Items]
Acquired percentage	51.00%
Total purchase price	¥ 25,500,000
Zhonglian [Member] | Shareholder [Member]
Deposit of Long-Term Investments [Line Items]
Deposits aggregating			¥ 6,700,000